Note 11 - Stock-based Compensation (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
The 2017 Stock Incentive Plan [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 3,200
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term (Year)			3 years 11 months 4 days	4 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 0		$ 0	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			0	4,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	3 months 18 days
The 2017 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			255,800
Share-Based Payment Arrangement, Expense	$ 24,000	$ 44,000	58,500	$ 61,100
The 2017 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)				3 months 14 days
Share-Based Payment Arrangement, Expense	0	0	$ 0	$ 95,000
The 2021 Stock Incentive Plan [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	197,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)			3 years 11 months 4 days
The 2021 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expense	$ 62,000	$ 38,000	$ 82,600	358,500
The 2021 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense			$ 0	$ 0